Revenue - Schedule of Contract Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Beginning balance, contract liabilities	$ 94,137	$ 75,693
Provided for during the year - (Restated)	183,473	137,504
Settled during the year - (Restated)	(59,999)	(77,667)
Released during the year - (Restated)	(47,594)	(38,208)
Effect of foreign currency exchange rate differences - (Restated)	5,108	(3,185)
Current contract liabilities	112,062	45,119	[1]
Non-current contract liabilities	63,063	49,018	[1]
Ending balance, contract liabilities	175,125	94,137
Sales generated obligation
Disclosure of disaggregation of revenue from contracts with customers [line items]
Beginning balance, contract liabilities	12,667	20,050
Provided for during the year - (Restated)	82,182	70,896
Settled during the year - (Restated)	(59,999)	(77,667)
Released during the year - (Restated)	0	0
Effect of foreign currency exchange rate differences - (Restated)	2,184	(612)
Current contract liabilities	35,781	12,667
Non-current contract liabilities	1,253	0
Ending balance, contract liabilities	37,034	12,667
Deferred revenue - extended service
Disclosure of disaggregation of revenue from contracts with customers [line items]
Beginning balance, contract liabilities	39,924	21,830
Provided for during the year - (Restated)	30,800	31,648
Settled during the year - (Restated)	0	0
Released during the year - (Restated)	(23,917)	(12,807)
Effect of foreign currency exchange rate differences - (Restated)	757	(747)
Current contract liabilities	23,552	18,111
Non-current contract liabilities	24,012	21,813
Ending balance, contract liabilities	47,564	39,924
Deferred revenue - connected services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Beginning balance, contract liabilities	28,511	17,120
Provided for during the year - (Restated)	14,469	16,058
Settled during the year - (Restated)	0	0
Released during the year - (Restated)	(4,973)	(2,889)
Effect of foreign currency exchange rate differences - (Restated)	1,558	(1,778)
Current contract liabilities	6,135	4,083
Non-current contract liabilities	33,430	24,428
Ending balance, contract liabilities	39,565	28,511
Deferred revenue - operating leases & other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Beginning balance, contract liabilities	13,035	16,693
Provided for during the year - (Restated)	56,022	18,902
Settled during the year - (Restated)	0	0
Released during the year - (Restated)	(18,704)	(22,512)
Effect of foreign currency exchange rate differences - (Restated)	609	(48)
Current contract liabilities	46,594	10,258
Non-current contract liabilities	4,368	2,777
Ending balance, contract liabilities	$ 50,962	$ 13,035

[1]	Refer to Note 31 - Restatement of prior period financial statements for reconciliations between originally reported and as revised annual amounts.